Statement to Certificateholder

		Sections	Deal Information

Deal:
		1. Distribution Summary		Residential Funding Mtg Sec I, 2006-S1

2. Factor Summary
			Determination Date:	02/23/2006

3. Component Level Reporting (if applicable)
			Distribution Date:	02/27/2006
4. Interest Summary

		5. Other Income Detail	Pool(s):	40261, 40262

6. Index Based Classes (if applicable)
			Trustee:	Us Bank, Inc.

7. Collateral Interest Shortfalls
			Asset Type:	Mortgage Pass-Through Certificates
8. Basis Risk/Net WAC Shortfall (if applicable)

9. Collateral Summary
GMAC-RFC Bond Administrator:

Rona Hsu
10. Compensation and Expense Adjustments

11. Overcollateralization Summary (if applicable)
			Telephone:	(818) 260-1508

12. Delinquency, Foreclosure, and REO Information

13. Prepayment and Repurchases

14. Credit Instrument (if applicable)

15. Distribution Percentages

16. Comments

2/23/2006	5:06:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors		Page 1 of 10

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S1
February 27, 2006

1. Distribution Summary

Class	Cusip ID	Original Face Value		Beginning Notional/Principal Balance		Pass -Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/Principal Balance (1) -(3)-(6)+(8) = (9)

				(1)		(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

I-A-1	76111XJ20	91,448,000.00		91,448,000.00		5.34000000	314,171.33	406,943.60	721,114.93	0.00	0.00	0.00	91,133,828.67

I-A-2	76111XJ38	11,928,000.00		11,928,000.00		8.89329980	40,978.87	88,399.40	129,378.27	0.00	0.00	0.00	11,887,021.13

I-A-3	76111XJ46	23,645,000.00		23,645,000.00		5.75000000	0.00	113,298.96	113,298.96	0.00	0.00	0.00	23,645,000.00

I-A-4	76111XJ53	2,627,000.00		2,627,000.00		5.75000000	0.00	12,587.71	12,587.71	0.00	0.00	0.00	2,627,000.00

I-A-5	76111XJ61	101,177,000.00		101,177,000.00		5.25000000	0.00	442,649.37	442,649.37	0.00	0.00	0.00	101,177,000.00

I-A-6	76111XJ79	11,725,000.00		11,725,000.00		5.75000000	0.00	56,182.29	56,182.29	0.00	0.00	0.00	11,725,000.00

I-A-7	76111XJ87	5,040,000.00		5,040,000.00		5.75000000	832,452.21	0.00	832,452.21	0.00	0.00	24,150.00	4,231,697.79

I-A-8	76111XJ95	3,035,000.00		3,035,000.00		5.75000000	0.00	0.00	0.00	0.00	0.00	14,542.71	3,049,542.71

I-A-9	76111XK28	8,798,000.00	1	8,798,000.00	1	5.75000000	0.00	42,157.08	42,157.08	0.00	0.00	0.00	8,798,000.00	1

II-A	76111XK36	100,219,000.00		100,219,000.00		5.75000000	1,124,373.73	480,216.04	1,604,589.77	0.00	0.00	0.00	99,094,626.27

A-P	76111XK44	2,294,731.97		2,294,731.97		0.00000000	2,050.50	0.00	2,050.50	0.00	0.00	0.00	2,292,681.47

A-V	76111XK51	367,089,279.10	1	367,089,279.10	1	0.27590506	0.00	84,401.49	84,401.49	0.00	0.00	0.00	364,804,404.52	1

R-I	76111XK69	100.00		100.00		5.75000000	100.00	0.48	100.48	0.00	0.00	0.00	0.00

R-II	76111XK77	100.00		100.00		5.75000000	100.00	0.48	100.48	0.00	0.00	0.00	0.00

M-1	76111XK85	6,240,600.00		6,240,600.00		5.75000000	4,178.48	29,902.88	34,081.36	0.00	0.00	0.00	6,236,421.52

M-2	76111XK93	2,936,800.00		2,936,800.00		5.75000000	1,966.38	14,072.17	16,038.55	0.00	0.00	0.00	2,934,833.62

M-3	76111XL27	1,468,400.00		1,468,400.00		5.75000000	983.19	7,036.08	8,019.27	0.00	0.00	0.00	1,467,416.81

B-1	76111XL35	1,468,400.00		1,468,400.00		5.75000000	983.19	7,036.08	8,019.27	0.00	0.00	0.00	1,467,416.81

B-2	76111XL43	1,101,300.00		1,101,300.00		5.75000000	737.39	5,277.06	6,014.45	0.00	0.00	0.00	1,100,562.61

B-3	76111XL50	734,847.13		734,847.13		5.75000000	492.03	3,521.14	4,013.17	0.00	0.00	0.00	734,355.10

Deal Totals		367,089,279.10		367,089,279.10			2,323,567.30	1,793,682.31	4,117,249.61	0.00	0.00	38,692.71	364,804,404.51

1	Notional Balance

2/23/2006	5:06:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 10

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S1
February 27, 2006

2. Factor Summary

(Amount/Original Amount per $1000 unit)

Class	Cusip	Beginning Notional/Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/Principal Balance Factor

I-A-1	76111XJ20	1,000.00000000	3.43551887	4.45000000	7.88551887	0.00000000	0.00000000	996.56448113

I-A-2	76111XJ38	1,000.00000000	3.43551895	7.41108317	10.84660211	0.00000000	0.00000000	996.56448105

I-A-3	76111XJ46	1,000.00000000	0.00000000	4.79166674	4.79166674	0.00000000	0.00000000	1,000.00000000

I-A-4	76111XJ53	1,000.00000000	0.00000000	4.79166730	4.79166730	0.00000000	0.00000000	1,000.00000000

I-A-5	76111XJ61	1,000.00000000	0.00000000	4.37499995	4.37499995	0.00000000	0.00000000	1,000.00000000

I-A-6	76111XJ79	1,000.00000000	0.00000000	4.79166652	4.79166652	0.00000000	0.00000000	1,000.00000000

I-A-7	76111XJ87	1,000.00000000	165.16908929	0.00000000	165.16908929	4.79166667	0.00000000	839.62257738

I-A-8	76111XJ95	1,000.00000000	0.00000000	0.00000000	0.00000000	4.79166722	0.00000000	1,004.79166722

I-A-9	76111XK28	1,000.00000000	0.00000000	4.79166629	4.79166629	0.00000000	0.00000000	1,000.00000000

II-A	76111XK36	1,000.00000000	11.21916732	4.79166665	16.01083397	0.00000000	0.00000000	988.78083268

A-P	76111XK44	1,000.00000000	0.89356841	0.00000000	0.89356841	0.00000000	0.00000000	999.10643159

A-V	76111XK51	1,000.00000000	0.00000000	0.22992088	0.22992088	0.00000000	0.00000000	993.77569787

R-I	76111XK69	1,000.00000000	1,000.00000000	4.80000000	1,004.80000000	0.00000000	0.00000000	0.00000000

R-II	76111XK77	1,000.00000000	1,000.00000000	4.80000000	1,004.80000000	0.00000000	0.00000000	0.00000000

M-1	76111XK85	1,000.00000000	0.66956382	4.79166747	5.46123129	0.00000000	0.00000000	999.33043618

M-2	76111XK93	1,000.00000000	0.66956551	4.79166780	5.46123332	0.00000000	0.00000000	999.33043449

M-3	76111XL27	1,000.00000000	0.66956551	4.79166440	5.46122991	0.00000000	0.00000000	999.33043449

B-1	76111XL35	1,000.00000000	0.66956551	4.79166440	5.46122991	0.00000000	0.00000000	999.33043449

B-2	76111XL43	1,000.00000000	0.66956324	4.79166440	5.46122764	0.00000000	0.00000000	999.33043676

B-3	76111XL50	1,000.00000000	0.66956783	4.79166327	5.46123110	0.00000000	0.00000000	999.33043217

Pool Trading Factor: 99.37756979

2/23/2006	5:06:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 10

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S1
February 27, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Beginning Notional/Principal Balance		Pass-Through Rate	Optimal Interest Amount	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)-(4)+(5)=(6)	Pass -Through Rate for Next Distribution	Accrued Certificate Interest Remaining Unpaid

				(1)	(2)	(3)	(4)	(5)	(6)
I-A-1	91,448,000.00		5.34000000	406,943.60	0.00	0.00	0.00	0.00	406,943.60	0.00000000	0.00

I-A-2	11,928,000.00		8.89329980	88,399.40	0.00	0.00	0.00	0.00	88,399.40	0.00000000	0.00

I-A-3	23,645,000.00		5.75000000	113,298.96	0.00	0.00	0.00	0.00	113,298.96	0.00000000	0.00

I-A-4	2,627,000.00		5.75000000	12,587.71	0.00	0.00	0.00	0.00	12,587.71	0.00000000	0.00

I-A-5	101,177,000.00		5.25000000	442,649.38	0.00	0.00	0.00	0.00	442,649.37	0.00000000	0.00

I-A-6	11,725,000.00		5.75000000	56,182.29	0.00	0.00	0.00	0.00	56,182.29	0.00000000	0.00

I-A-7	5,040,000.00		5.75000000	24,150.00	0.00	24,150.00	0.00	0.00	0.00	0.00000000	0.00

I-A-8	3,035,000.00		5.75000000	14,542.71	0.00	14,542.71	0.00	0.00	0.00	0.00000000	0.00

I-A-9	8,798,000.00	1	5.75000000	42,157.08	0.00	0.00	0.00	0.00	42,157.08	0.00000000	0.00

II-A	100,219,000.00		5.75000000	480,216.04	0.00	0.00	0.00	0.00	480,216.04	5.75000000	0.00

A-V	367,089,279.10	1	0.27590506	84,401.49	0.00	0.00	0.00	0.00	84,401.49	0.27369841	0.00

R-I	100.00		5.75000000	0.48	0.00	0.00	0.00	0.00	0.48	0.00000000	0.00

R-II	100.00		5.75000000	0.48	0.00	0.00	0.00	0.00	0.48	0.00000000	0.00

M-1	6,240,600.00		5.75000000	29,902.88	0.00	0.00	0.00	0.00	29,902.88	5.75000000	0.00

M-2	2,936,800.00		5.75000000	14,072.17	0.00	0.00	0.00	0.00	14,072.17	5.75000000	0.00

M-3	1,468,400.00		5.75000000	7,036.08	0.00	0.00	0.00	0.00	7,036.08	5.75000000	0.00

B-1	1,468,400.00		5.75000000	7,036.08	0.00	0.00	0.00	0.00	7,036.08	5.75000000	0.00

B-2	1,101,300.00		5.75000000	5,277.06	0.00	0.00	0.00	0.00	5,277.06	5.75000000	0.00

B-3	734,847.13		5.75000000	3,521.14	0.00	0.00	0.00	0.00	3,521.14	5.75000000	0.00

Deal Totals	364,794,547.13			1,832,375.03	0.00	38,692.71	0.00	0.00	1,793,682.31		0.00

1	Notional Balance

2/23/2006	5:06:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 10

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S1
February 27, 2006

6. Index Based Classes
The following section only reports information for index based classes that have paid interest for distribution.

Class	Index Name
		Index Rate

I-A-1	USTEL-SBD (1/23/2006 )	1.12500000

I-A-2	USTEL-SBD (1/23/2006 )	1.12500000

7. Collateral Interest Shortfalls

		Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount	Civil Relief Act Shortfall Amount

Group	I	67.50	67.50	0.00	0.00

Group	II	29.74	29.74	0.00	0.00

Deal Totals		97.24	97.24	0.00	0.00

2/23/2006	5:06:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 10

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S1
February 27, 2006

9. Collateral Summary

A.

Beginning Principal Balance	Beginning Loan Count	Ending Principal Balance	Ending Loan Count	Available Distribution	Realized Loss	Cumulative Realized Loss

Group :	I	262,724,782.74	477	261,566,919.05	475	0.00	0.00

Group :	II	104,364,496.36	471	103,237,485.47	468	0.00	0.00

Deal Totals	367,089,279.10	948	364,804,404.52	943	4,117,249.61	0.00	0.00

B.

Beginning Gross Weighted Average Interest Rate	Ending Gross Weighted Average Interest Rate	Ending Weighted Average Maturity	Beginning Weighted	Ending Weighted	Net Weighted	Weighted

Group :	I	6.24793149	6.24568888	357.80	5.93109185	5.92889546

Group :	II	6.46309272	6.46108443	357.90	6.13815655	6.13620017

Deal Totals	6.30910242	6.30664455	357.80	5.98996092	5.98756146	0.00000000	0.00000000

C.

Current Amount

Bankruptcy	100,000.00

Special Hazard	3,670,893.00

Fraud	11,012,678.00

2/23/2006	5:06:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 10

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S1
February 27, 2006

10. Compensation and Expenses

		Compensation		Advances		Allowable Expenses Per Governing Documents	Non-Recoverable Advances

		Subservicer	Master Servicer	Subservicer	Master Servicer

Group :	I	54,738.53	14,633.44	0.00	0.00	0.00	0.00

Group :	II	21,819.12	6,524.41	642.00	0.00	0.00	0.00

Deal Totals		76,557.65	21,157.85	642.00	0.00	0.00	0.00

12.Delinquency, Foreclosure, and REO Information

	Monthly Payments Delinquent						Foreclosures		REO

	One		Two		Three					Actual	Scheduled

	$	Count	$	Count	$	Count	$	Count	Count	$	$
Group I	0.00		0.00		0.00		0.00			0.00	0.00
		0		0		0		0	0

Group II	120,000.00		0.00		0.00		0.00			0.00	0.00
		1		0		0		0	0

Deal Totals	120,000.00		0.00		0.00		0.00			0.00	0.00
		1		0		0		0	0

2/23/2006	5:06:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 10

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S1
February 27, 2006

13.Prepayments and Repurchases

	Curtailment		Payoffs		Total Prepayments		Total Repurchases		Optional Repurchases		ARM Repurchases

	$	Count	$	Count	$	Count	$	Count	$	Count	$	Count
Group I	13,221.68	39	960,308.50	2	973,530.18	41	0.00	0	0.00	0	0.00	0

Group II	2,416.75	31	1,062,802.22	3	1,065,218.97	34	0.00	0	0.00	0	0.00	0

Deal Totals	15,638.43	70	2,023,110.72	5	2,038,749.15	75	0.00	0	0.00	0	0.00	0

2/23/2006	5:06:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 10

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S1
February 27, 2006

15. Distribution Percentages

Beginning Super Senior Percentage	Ending Super Senior Percentage	Beginning Senior Support Percentage	Ending Senior Support Percentage	Beginning Senior Percentage	Ending Senior Percentage	Beginning Senior Accelerated Percentage	Ending Senior Accelerated Percentage

I	0.00000000	0.00000000	0.00000000	0.00000000	96.16884899	95.37753903	100.00000000	100.00000000

II	0.00000000	0.00000000	0.00000000	0.00000000	96.19330816	95.98705917	100.00000000	100.00000000

Beginning Percentage	Ending Percentage

Subordinates

M-1	0.00000000	1.72033651

M-2	0.00000000	0.80958309

M-3	0.00000000	0.40479155

Class M Total:	0.00000000	2.93471115

B-1	0.00000000	0.40479155

B-2	0.00000000	0.30359366

B-3	0.00000000	0.20257417

Class B Total:	0.00000000	0.91095938

2/23/2006	5:06:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 10

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S1
February 27, 2006

16. Comments

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

2/23/2006	5:06:08PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 10

Statement To Certificateholder

Residential Funding Mtg. Securities I, 2006-S1

February 27, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	4,138,310.55
Prepayment Premium	NA
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	97.24
Total Deposits	4,138,407.79

Uses of Funds	Amount

Transfer to Certificate Account	4,117,249.61
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	21,157.85
Derivative Payment	N/A
Total Withdrawals	4,138,407.46

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A

Statement To Certificateholder

Residential Funding Mtg. Securities I, 2006-S1

February 27, 2006

Closing Date		January 30, 2006
Definitive Record Date		January 31, 2006
Book Entry Record Date		Adjustable Rate Certs - 2/24/2006
		Fixed Rate Certs- 1/31/2006

	Accrual Period			Prepayment Interest Shortfall Amounts

Class	Accrual Period		Accrual Methodology	Current Period	Prior Unpaid	Prior Unpaid Accrued Interest	Total Paid	Remaining Unpaid
	Start	End

I-A-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
I-A-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
I-A-3	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
I-A-4	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
I-A-5	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
I-A-6	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
I-A-7	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
I-A-8	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
I-A-9	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
II-A	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-P	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
A-V	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
R-I	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
R-II	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
M-3	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-1	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-2	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00
B-3	01/01/2006	01/31/2006	30/360	0.00	0.00	0.00	0.00	0.00

Total				0.00	0.00	0.00	0.00	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix B

Statement To Certificateholder

Residential Funding Mtg. Securities I, 2006-S1

Basis Risk/Net WAC Shortfall Amounts

NOT APPLICABLE

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix C

Statement To Certificateholder

Residential Funding Mtg. Securities I, 2006-S1

February 27, 2006

Excess Cashflow and Overcollateralization Provisions

NOT APPLICABLE

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix D

Statement To Certificateholder

Residential Funding Mtg. Securities I, 2006-S1

February 27, 2006

Performance Tests

	Group I	Group II
Is Current Distribution Period After February 2011?	NO	NO

Senior Accelerated Percentage Trigger in Effect?	NO	NO
Senior Accelerated Distribution Percentage	100.00%	100.00%

Has M-2 Prepayment Distribution Trigger Occurred?	NO	NO
Has M-3 Prepayment Distribution Trigger Occurred?	NO	NO
Has B-1 Prepayment Distribution Trigger Occurred?	NO	NO
Has B-2 Prepayment Distribution Trigger Occurred?	NO	NO
Has B-3 Prepayment Distribution Trigger Occurred?	NO	NO

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix E

Statement To Certificateholder

Residential Funding Mtg. Securities I, 2006-S1

February 27, 2006

Loss Mitigation Loan Modification Pool Level Data

Pool	Type Of Modification	Loan Status	Balance	Loan Count	Paid Off Indicator

40261	N/A	N/A	N/A	N/A	N/A
40262	N/A	N/A	N/A	N/A	N/A

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix F